CONVERTIBLE PREFERRED SHARES AND WARRANTS (Tables)	12 Months Ended
Dec. 31, 2021
Temporary Equity Disclosure [Abstract]
Schedule of composition of Convertible Preferred shares

	December 31, 2020		December 31, 2021
	Authorized	Issued and outstanding	Authorized	Issued and outstanding	Carrying amount	Liquidation preference

	Number of shares
Series A Convertible Preferred shares of no-par value(*)	16,295,256	7,229,885	16,295,256	7,229,885	$25,238	$36,437
Series B Convertible Preferred shares of no- par value(*)	9,052,920	6,509,301	9,052,920	6,509,301	28,726	28,761
Total	25,348,176	13,739,186	25,348,176	13,739,186	$53,964	$65,198
(*)	Prior period results have been retroactively adjusted to reflect the 1: 0.905292 stock split effected on March 7, 2022. See also note 10, Shareholders’ Deficiency, for details.